21. Suppliers - forfeiting (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Suppliers - Forfeiting
Suppliers - forfeiting	R$ 554,467	R$ 365,696	R$ 78,416